Commitments and contingencies	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Commitments and contingencies

17. Commitments and contingencies

Obsidian Energy is committed to certain payments over the next five calendar years and thereafter as follows:

	2019	2020	2021	2022	2023	Thereafter	Total
Long-term debt (1)	$17	$374	$17	$8	$—	$3	$419
Transportation	12	8	5	4	3	9	41
Power infrastructure	7	2	—	—	—	—	9
Interest obligations	17	8	1	1	—	—	27
Office lease	33	33	33	33	33	36	201
Decommissioning liability	12	11	11	11	10	74	129

Total	$98	$436	$67	$57	$46	$122	$826

(1)	The 2020 figure includes $337 million related to the syndicated credit facility that is due for renewal in 2020. Historically, the Company has successfully renewed its syndicated credit facility.

Obsidian Energy has an aggregate of $82 million in senior notes maturing between 2019 and 2025.

Obsidian Energy’s commitments relate to the following:

•	Transportation commitments relate to costs for future pipeline access.

•	Power infrastructure commitments pertain to electricity contracts.

•	Interest obligations are the estimated future interest payments related to Obsidian Energy’s debt instruments.

•

Office leases pertain to total leased office space. A portion of this office space has been sub-leased to other parties to minimize Obsidian Energy’s net exposure under the leases. The future office lease commitments above will be reduced by sublease recoveries totaling $86 million. For 2018, lease costs, net of recoveries totaled $19 million.

•	The decommissioning liability represents the inflated, discounted future reclamation and abandonment costs that are expected to be incurred over the life of the properties.

The Company entered into a settlement agreement regarding a recent legal claim related to a covenant provided on a predecessor company’s long-term office lease, which was assumed by a third party that subsequently filed for creditor protection. Under the terms of the settlement, the Company will pay $13 million over three years as follows: October 2018 - $4 million, July 2019 - $5 million and July 2020 - $4 million. The settlement was recorded as restructuring in the second quarter of 2018 on the consolidated Statements of Income (Loss). The outstanding 2019 amount is recorded in accounts payable and accrued liabilities and the 2020 amount is recorded in other non-current liabilities. This has settled the outstanding claim.

The Company is involved in various litigation and claims in the normal course of business and records provisions for claims as required.